SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.9 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.3 years
Supplier relationships *	9.5 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4).